Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Central Index Key	0001553195
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class A
Risk/Return:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class 529-F-1
Risk/Return:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-1
Risk/Return:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-2
Risk/Return:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-3
Risk/Return:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-4
Risk/Return:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-5
Risk/Return:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-6
Risk/Return:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class B
Risk/Return:
Trading Symbol	BFCBX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class C
Risk/Return:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class F-1
Risk/Return:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class F-2
Risk/Return:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class 529-A
Risk/Return:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class 529-B
Risk/Return:
Trading Symbol	COBBX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class 529-C
Risk/Return:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class 529-E
Risk/Return:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND(SM) | Class R-2E
Risk/Return:
Trading Symbol	RCBGX